Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is total return.
Expense [Heading]	Expenses
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]	Not Applicable
Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses JNL/Mellon Capital VIP FUND	JNL/Mellon Capital VIP FUND (A)	JNL/Mellon Capital VIP FUND (B)
Management Fees (as a percentage of Assets)	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.20%	none
Other Expenses (as a percentage of Assets):	0.03%	0.03%
Acquired Fund Fees and Expenses	0.68%	0.48%

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example JNL/Mellon Capital VIP FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/Mellon Capital VIP FUND (A)	69	218	379	847
JNL/Mellon Capital VIP FUND (B)	49	154	269	604

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio)
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies.  The Fund invests approximately 1/6 (approximately 17%) of its net assets in each of the following strategies:

•	The DowSM Dividend Strategy;
•	The European 20 Strategy;
•	The Nasdaq® 25 Strategy;
•	The S&P 24 Strategy;
•	The Select Small-Cap Strategy; and
•	The Value Line® 30 Strategy.

Each of these strategies above is the same as the principal investment strategy of the similarly named Fund or strategy described in the statutory prospectus.  Securities held by the foregoing strategies may not correspond exactly to the similarly named Fund.

While each of these specialized strategies seeks to provide an above average total return or capital appreciation, each specialized strategy follows a different principal investment strategy.

The securities for each strategy are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
 An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

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Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

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Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart Narrative [Text Block]	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Total Returns as of December 31
Performance Table Heading	Average Annual Total Returns as of December 31, 2012
Performance Table Narrative	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance [Table]
Average Annual Total Returns JNL/Mellon Capital VIP FUND	Label	1 Year	5 Years	Since Inception	Inception Date
JNL/Mellon Capital VIP FUND (A)	Class A	12.14%	(2.46%)	3.61%	Oct. 04, 2004
JNL/Mellon Capital VIP FUND (A) SP 500 Index	S&P 500 Index	16.00%	1.66%	4.98%	Oct. 04, 2004
JNL/Mellon Capital VIP FUND (B)	Class B	12.38%	(2.27%)	3.81%	Oct. 04, 2004
JNL/Mellon Capital VIP FUND (B) SP 500 Index	S&P 500 Index	16.00%	1.66%	4.98%	Oct. 04, 2004

JNL/Mellon Capital VIP Fund (A)
Prospectus [Line Items]
Portfolio Turnover, Rate	74.00%
Bar Chart [Table]
Highest Quarterly Return, Label	Best Quarter (ended 9/30/2009):
Highest Quarterly Return	16.44%
Lowest Quarterly Return, Label	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	(25.66%)
JNL/Mellon Capital VIP Fund (B)
Prospectus [Line Items]
Portfolio Turnover, Rate	74.00%
Bar Chart [Table]
Highest Quarterly Return, Label	Best Quarter (ended 9/30/2009):
Highest Quarterly Return	16.37%
Lowest Quarterly Return, Label	Worst Quarter (ended 12/31/08):
Lowest Quarterly Return	(25.62%)